UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

Notes to Financial Statements	10

Disclosure of Fund Expenses	20

Approval of Investment Advisory Agreement	22

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-520-4227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

Sector Weighting†:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.6%
	Shares	Value
AIRPORT SERVICES — 5.3%
Aeroports de Paris (France)	7,530	$928,789
Beijing Capital International Airport, Cl H (China)	261,000	278,493
Flughafen Zuerich (Switzerland)	585	457,428
Grupo Aeroportuario del Pacifico, Cl B (Mexico)	81,250	577,414

		2,242,124

BROADCASTING — 0.5%
RAI Way (Italy) *	48,000	235,529

COMMUNICATIONS — 1.0%
SBA Communications, Cl A *	3,590	415,794

ELECTRIC UTILITIES — 20.9%
American Electric Power	14,700	835,989

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ELECTRIC UTILITIES — continued
AusNet Services (Australia)	216,000	$252,124
Edison International	12,700	773,938
Enel (Italy)	226,360	1,076,658
Eversource Energy	16,310	795,276
Exelon	23,800	809,676
ITC Holdings	16,600	597,600
NextEra Energy	12,470	1,258,597
OGE Energy	23,300	761,444
Power Assets Holdings (Hong Kong)	69,900	707,518
PPL	12,400	421,972
Red Electrica (Spain)	7,500	631,688

		8,922,480

GAS UTILITIES — 2.1%
China Resources Gas Group (Hong Kong)	98,600	343,485
Enagas (Spain)	18,330	566,310

		909,795

HIGHWAYS — 13.2%
Atlantia (Italy)	35,500	1,002,111
Ferrovial (Spain)	64,230	1,464,051
Transurban Group (Australia)	207,389	1,628,048
Vinci (France)	25,230	1,553,025

		5,647,235

INDUSTRIAL CONGLOMERATES — 1.8%
Beijing Enterprises Holdings (Hong Kong)	82,200	753,005

MARINE PORTS & SERVICES — 2.1%
COSCO Pacific (Hong Kong)	385,500	605,814
Hamburger Hafen und Logistik (Germany)	12,905	285,026

		890,840

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — 12.5%
Dominion Resources	14,830	$1,063,014
DTE Energy	13,000	1,035,190
National Grid PLC (United Kingdom)	119,670	1,614,655
NiSource	16,200	703,404
Sempra Energy	8,600	913,062

		5,329,325

OIL & GAS STORAGE & TRANSPORTATION — 14.7%
Cone Midstream Partners LP [1]	40,319	727,758
Energy Transfer Equity LP [1]	9,650	643,269
EnLink Midstream	15,700	551,855
EQT Midstream Partners LP [1]	5,425	478,485
Plains GP Holdings, Cl A	14,700	432,180
SemGroup, Cl A	3,500	294,665
Sunoco Logistics Partners LP [1]	21,558	956,313
TransCanada (Canada)	27,400	1,271,778
Valero Energy Partners LP [1]	8,500	429,930
VTTI Energy Partners LP [1]	19,046	460,913

		6,247,146

RAILROADS — 13.8%
Aurizon Holdings (Australia)	223,500	857,806
Central Japan Railway (Japan)	6,200	1,114,079
CSX	17,490	631,214
East Japan Railway (Japan)	20,100	1,783,580
Union Pacific	14,044	1,491,894

		5,878,573

RENEWABLE ELECTRICITY — 1.4%
Abengoa Yield	6,180	209,564
NextEra Energy Partners LP [1]	9,000	381,330

		590,894

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SPECIALIZED — 5.4%
Crown Castle International	27,500	$2,297,075

WATER UTILITIES — 3.9%
Severn Trent PLC (United Kingdom)	13,100	427,303
Suez Environnement (France)	33,730	689,303
United Utilities Group PLC (United Kingdom)	36,900	549,985

		1,666,591

TOTAL COMMON STOCK (Cost $39,143,907)		42,026,406

TOTAL INVESTMENTS — 98.6% (Cost $39,143,907)		$42,026,406

Percentages are based on Net Assets of $42,614,725.

1	Security considered Master Limited Partnership. At April 30, 2015, these securities amounted to $4,077,998 or 9.6% of net assets.
*	Non-income producing security.

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $39,143,907)	$42,026,406
Cash	558,906
Foreign Currency, at Value (Cost $11,540)	11,540
Receivable for Investment Securities Sold	378,620
Dividends and Interest Receivable	30,375
Dividend Tax Reclaim Receivable	14,617
Unrealized Gain on Foreign Currency Spot Contracts	391
Prepaid Expenses	23,218

Total Assets	43,044,073

Liabilities:
Payable for Investment Securities Purchased	354,689
Shareholder Servicing Fees Payable	31,474
Payable due to Adviser	26,290
Payable due to Administrator	5,753
Chief Compliance Officer Fees Payable	367
Payable due to Trustees	249
Other Accrued Expenses	10,526

Total Liabilities	429,348

Net Assets	$42,614,725

Net Assets Consist of:
Paid-in Capital	$37,207,708
Undistributed Net Investment Income	128,292
Accumulated Net Realized Gain on Investments	2,398,281
Net Unrealized Appreciation on Investments	2,882,499
Net Unrealized Depreciation on Foreign Currency Translation	(2,055)

Net Assets	$42,614,725

Net Asset Value, Offering, and Redemption Price Per Share — Institutional Class Shares (unlimited authorization — no par value) ($42,198,917 ÷ 3,672,882 shares) *	$11.49

Net Asset Value, Offering, and Redemption Price Per Share — Investor Class Shares (unlimited authorization — no par value) ($415,808 ÷ 36,175 shares) *	$11.49

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
FOR THE SIX-MONTHS ENDED
APRIL 30, 2015
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividend Income (Less Foreign Taxes Withheld of $26,992)	$516,593
Interest Income	40

Total Investment Income	516,633

Expenses:
Investment Advisory Fees	189,407
Administration Fees	34,712
Shareholder Servicing Fees (Institutional Class Shares)	9,449
Shareholder Servicing Fees (Investor Class Shares)	438
Distribution Fees (Investor Class Shares)	548
Trustees’ Fees	500
Chief Compliance Officer Fees	306
Transfer Agent Fees	28,143
Registration Fees	13,810
Custodian Fees	10,876
Printing Fees	2,820
Professional Fees	2,139
Insurance and Other Expenses	1,439

Total Expenses	294,587

Less: Investment Advisory Fees Waived	(30,897)
Less: Fees Paid Indirectly	(2)

Net Expenses	263,688

Net Investment Income	252,945

Net Realized Gain on Investments	2,442,416
Net Realized Loss on Foreign Currency Transactions	(11,705)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(1,238,507)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	420

Net Realized and Unrealized Gain on Investments	1,192,624

Net Increase in Net Assets Resulting from Operations	$1,445,569

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Income	$252,945	$693,697
Net Realized Gain on Investments and Foreign Currency Transactions	2,430,711	5,220,686
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Translation	(1,238,087)	999,071

Net Increase in Net Assets Resulting from Operations	1,445,569	6,913,454

Dividends and Distributions from:
Net Investment Income
Institutional Class Shares	(220,169)	(718,559)
Investor Class Shares	(1,184)	(2,467)

Total Net Investment Income	(221,353)	(721,026)

Realized Gains
Institutional Class Shares	(5,087,476)	(306,335)
Investor Class Shares	(56,648)	(165)

Total Net Realized Gains	(5,144,124)	(306,500)

Total Dividends and Distributions	(5,365,477)	(1,027,526)

Capital Share Transactions(1)
Institutional Class Shares
Issued	3,307,765	400,000
Reinvestment of Distributions	5,307,645	1,024,895
Redeemed	(2,593,755)	(5,001,072)

Increase/(Decrease) from Institutional Class Shares Capital Share Transactions	6,021,655	(3,576,177)

Investor Class Shares
Issued	120,338	587,788
Reinvestment of Distributions	57,830	2,631
Redemption Fees	201	655
Redeemed	(173,794)	(149,002)

Increase from Investor Class Shares Capital Share Transactions	4,575	442,072

Net Increase/(Decrease) From Capital Share Transactions	6,026,230	(3,134,105)

Total Increase in Net Assets	2,106,322	2,751,823

Net Assets:
Beginning of Period	40,508,403	37,756,580

End of Period (including undistributed net investment income of $128,292 and $96,700, respectively)	$42,614,725	$40,508,403

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Period

	Institutional Class Shares
	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended October 31, 2013*
Net Asset Value, Beginning of Period	$12.72	$11.01	$10.00

Income from Operations:
Net Investment Income(1)	0.07	0.20	0.02
Net Realized and Unrealized Gain on Investments	0.25	1.81	1.00

Total from Operations	0.32	2.01	1.02

Redemption Fees	–	–	–

Dividends and Distributions from:
Net Investment Income	(0.06)	(0.21)	(0.01)
Net Realized Gains	(1.49)	(0.09)	—

Total Dividends and Distributions	(1.55)	(0.30)	(0.01)

Net Asset Value, End of Period	$11.49	$12.72	$11.01

Total Return †	3.13%	18.46%	10.21%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$42,199	$40,050	$37,757
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	1.25%**	1.25%	1.25%**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.40%**	1.54%	1.70%**
Ratio of Net Investment Income to Average Net Assets	1.21%**	1.67%	0.44%**
Portfolio Turnover Rate	50%***	93%	32%***

*	Commenced operations on June 28, 2013.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Period

	Investor Class Shares
	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended October 31, 2013*
Net Asset Value, Beginning of Period	$12.72	$11.01	$10.76

Income from Operations:
Net Investment Income(1)	0.05	0.13	0.02
Net Realized and Unrealized Gain on Investments	0.24	1.83	0.23

Total from Operations	0.29	1.96	0.25

Redemption Fees	–	0.02	–

Dividends and Distributions from:
Net Investment Income	(0.03)	(0.18)	–
Net Realized Gains	(1.49)	(0.09)	–

Total Dividends and Distributions	(1.52)	(0.27)	–

Net Asset Value, End of Period	$11.49	$12.72	$11.01

Total Return †	2.87%	18.26%	2.32%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$416	$458	$–
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	1.60%**	1.60%	–%(2)**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.80%**	1.84%	–%(2)**
Ratio of Net Investment Income to Average Net Assets	0.86%**	1.02%	3.51%**
Portfolio Turnover Rate	50%***	93%	32%***

*	Commenced operations on October 16, 2013.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	The Investor Class Shares did not incur any expenses from October 16, 2013 (commencement of operations) through the period ended October 31, 2013 due to the low level of assets.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the CBRE Clarion Global Infrastructure Value Fund (the “Fund”). The investment objective of the Fund is total return, consisting of capital appreciation and current income. The Fund is diversified and seeks to achieve its objective by investing in equity securities issued by infrastructure companies organized or located throughout the world. The Fund’s adviser, CBRE Clarion Securities LLC (the “Adviser”), utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Fund may invest in securities of companies of any market capitalization and, under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its assets will be invested in non-U.S. companies, in both developed and emerging market countries. The Fund may invest up to 30% of its assets in emerging market companies. The Fund’s investments may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund currently offers Institutional Class and Investor Class shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

The Fund’s Institutional Class shares commenced operations on June 28, 2013. The Fund’s Investor Class shares commenced operations on October 16, 2013.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the six-months ended April 30, 2015, there were no transfers among Level 1, Level 2 and Level 3 assets and liabilities. During the six-months ended April 30, 2015, there were no Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

During the six-months ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end and current tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income/Expense — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income quarterly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 60 days. For the six-months ended April 30, 2015, the Fund received $201 in redemption fees for the Investor Class Shares.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2015, the Fund paid $ 34,712 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has adopted a shareholder servicing plan pursuant to which it may engage third-party service providers to provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.10% and 0.20% annually of the average daily net assets attributable to the Institutional Class Shares and Investor Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2015, the Institutional Class Shares and Investor Class Shares incurred $9,449 and $438 of shareholder servicing fees, an effective rate of 0.05% and 0.20%, respectively.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six-months ended April 30, 2015, the Fund incurred $548 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2015, the Fund earned cash management credits of $2, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% and 1.60% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2016. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.60% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2016. As of April 30, 2015, fees which were previously waived by the Adviser that can be recaptured, up to the expense cap in effect at the time the expenses were waived, were $124,451 expiring in 2017 and $82,379 expiring in 2018.

6.	Share Transactions

	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Share Transactions:
Institutional Class Shares
Issued	269,142	31,847
Reinvestment of Distributions	484,132	87,425
Redeemed	(229,333)	(400,739)

Increase/(Decrease) in Institutional Class Shares	523,941	(281,467)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Investor Class Shares
Issued	9,972	47,730
Reinvestment of Distributions	5,280	212
Redeemed	(15,107)	(11,922)

Increase in Investor Class Shares	145	36,020

Net Increase/(Decrease) in Shares Outstanding	524,086	(245,447)

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales for the six-months ended April 30, 2015 were $21,688,507 and $20,761,206, respectively. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared by the Fund during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2014	$1,027,526	$—	$1,027,526
2013	37,695	—	37,695

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$4,003,332
Undistributed Long-Term Capital Gains	1,140,355
Unrealized Appreciation	4,183,228
Other Temporary Differences	10

Total Distributable Earnings	$9,326,925

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2015 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$39,143,907	$3,474,157	$(591,658)	$2,882,499

9.	Concentration/Risks:

The Fund concentrates its investments in the infrastructure sector. Investing in infrastructure companies may subject the Fund to greater exposure to the potential adverse economic, regulatory, political and other changes affecting infrastructure companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

10.	Other:

At April 30, 2015, 96% of Institutional Class Shares total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015
(Unaudited)

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

11.	New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

12.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and shareholder servicing fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,031.30	1.25%	$6.30
Investor Class Shares	1,000.00	1,028.70	1.60%	8.05

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.60	1.25%	$6.26
Investor Class Shares	1,000.00	1,016.86	1.60%	8.00

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 10, 2015 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature,	Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment	Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015

classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs	of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
APRIL 30, 2015

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

CBRE Clarion Global Infrastructure Value Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

CBRE Clarion Securities LLC

201 King of Prussia Road

Suite 600

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CCS-SA-002-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015